Shareholders' Equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,850,000,000.00
Common stock, par value (in dollars or Euros per share)	$ 0.10	$ 0.1
Treasury stock, shares, acquired (in shares)	0	0	0
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300,000,000
Net debt and shareholder payment to EBITDA, next twelve months, maximum (as a percent)	95.00%
Net debt and shareholder payment to EBITDA, thereafter, maximum (as a percent)	90.00%
Revenue	$ (4,831,256,000)	$ (4,938,959,000)	$ (5,153,896,000)
Service
Class of Stock [Line Items]
Revenue	(4,046,314,000)	(4,136,556,000)	(4,375,586,000)
Service | AOCI | Reclassification out of AOCI
Class of Stock [Line Items]
Revenue	$ 500,000	$ 1,700,000	$ (5,200,000)